Segment information - Schedule of segment reporting (Details) ¥ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Segment Reporting Information [Line Items]
Revenues		¥ 1,023,670	$ 148,401	¥ 996,347	¥ 941,168
Total segments
Segment Reporting Information [Line Items]
Adjusted EBITA		83,986		179,143	173,804
Total segments | Alibaba China E-commerce Group
Segment Reporting Information [Line Items]
Revenues		554,217		508,380	490,101
Costs and expenses		(446,708)		(315,157)	(303,131)
Adjusted EBITA		107,509		193,223	186,970
Total segments | Alibaba International Digital Commerce Group
Segment Reporting Information [Line Items]
Revenues		144,170		132,300	102,598
Costs and expenses		(146,221)		(147,437)	(110,633)
Adjusted EBITA		(2,051)		(15,137)	(8,035)
Total segments | Cloud intelligence group
Segment Reporting Information [Line Items]
Revenues	[1]	158,132		118,028	106,374
Costs and expenses		(143,867)		(107,472)	(100,253)
Adjusted EBITA		14,265		10,556	6,121
Total segments | All others
Segment Reporting Information [Line Items]
Revenues	[2]	254,367		338,347	317,539
Costs and expenses		(290,104)		(347,846)	(328,791)
Adjusted EBITA		¥ (35,737)		¥ (9,499)	¥ (11,252)

[1]	Revenue from Cloud Intelligence Group is primarily generated from the provision of cloud services, which include public cloud services and non-public cloud services.
[2]	Revenue from All others represented revenue from businesses including Freshippo, Cainiao, Alibaba Health, Hujing Digital Media and Entertainment Group, Amap, Qwen Consumer Business Group, Lingxi Games, DingTalk, Sun Art, Intime and other businesses. Revenue within All others includes primarily revenue from sales of goods, and logistics services. During the year ended March 31, 2025, the sale of Sun Art was completed and the sale of Intime was substantially completed. The sale of Intime was fully completed during the year ended March 31, 2026. Details of the disposals are set out in Note 4(c) and Note 4(d) respectively.